Schedule of Income Tax for Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal	$ 0	$ 0
State	60,000	23,364
Foreign	0	0
Total current income taxes	60,000	23,364
Federal
State
Foreign
Total deferred income taxes
Total Income Tax Expense (benefit)	$ 60,000	$ 23,364	$ 1,653,067